1
Comstock Capital Value Fund
Schedule of Investments — July 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 79.5%
Aerospace and Defense  — 1.2%
500 Hawaiian Holdings Inc.† ........................... $ 6,395
2,000 Spirit AeroSystems Holdings Inc., Cl. A† ... 72,500
78,895
Broadcasting  — 5.9%
8,000 Endeavor Group Holdings Inc., Cl. A ......... 219,360
2,000 Liberty Media Corp.-Liberty SiriusXM† ...... 45,020
500 Liberty Media Corp.-Liberty SiriusXM,
Cl. A† ................................................... 11,310
1,500 Paramount Global, Cl. B ............................ 17,130
6,500 TEGNA Inc. .............................................. 103,545
396,365
Business Services  — 3.8%
600 McGrath RentCorp ................................... 65,898
1,500 Perficient Inc.† ......................................... 113,115
7,500 The Aaron's Co. Inc. ................................. 75,000
254,013
Computer Software and Services  — 9.8%
11,000 Augmedix Inc.† ........................................ 24,970
1,250 Envestnet Inc.† ........................................ 77,475
8,000 HashiCorp Inc., Cl. A† .............................. 270,000
5,000 Matterport Inc.† ....................................... 22,200
4,000 PowerSchool Holdings Inc., Cl. A† ............ 90,240
3,250 Squarespace Inc., Cl. A† ........................... 143,618
2,250 WalkMe Ltd.† ........................................... 31,230
659,733
Consumer Products  — 2.9%
4,250 Capri Holdings Ltd.† ................................. 142,545
1,250 Vista Outdoor Inc.† .................................. 50,788
193,333
Diversified Industrial  — 4.4%
500 Barnes Group Inc. .................................... 20,170
1,750 Haynes International Inc. .......................... 104,213
1,250 Stratasys Ltd.† ......................................... 10,700
4,000 United States Steel Corp. .......................... 164,360
299,443
Electronics  — 3.0%
1,000 Rogers Corp.† .......................................... 122,180
7,500 Vizio Holding Corp., Cl. A† ........................ 82,350
204,530
Energy and Utilities  — 9.5%
3,500 Algonquin Power & Utilities Corp. ............. 21,840
2,000 ALLETE Inc. ............................................. 129,000
2,500 Atlantica Sustainable Infrastructure plc ..... 55,250
1,000 Avangrid Inc. ............................................ 35,670
1,402 EQT Corp. ................................................ 48,369
1,000 Hess Corp. ............................................... 153,420
2,500 PNM Resources Inc. ................................. 103,950
Shares
Market
Value
30,000 Tellurian Inc.† .......................................... $ 27,678
4,000 US Silica Holdings Inc.† ........................... 61,960
637,137
Entertainment  — 0.6%
500 Liberty Media Corp.-Liberty Live, Cl. C† .... 19,510
1,000 Manchester United plc, Cl. A† ................... 17,160
1,000 WideOpenWest Inc.† ................................ 5,450
42,120
Environmental Services  — 2.0%
2,250 Stericycle Inc.† ........................................ 131,737
Financial Services  — 3.1%
1,500 AssetMark Financial Holdings Inc.† ........... 51,750
100 Enstar Group Ltd.† ................................... 32,440
1,000 ICC Holdings Inc.† ................................... 22,600
1,250 NET Lease Office Properties, REIT ............. 36,887
2,000 Nuvei Corp. .............................................. 66,200
209,877
Food and Beverage  — 0.4%
5,000 Whole Earth Brands Inc.† ......................... 24,350
Health Care  — 19.5%
1,000 Alimera Sciences Inc.† ............................. 5,560
2,250 Amedisys Inc.† ........................................ 220,612
200 Atrion Corp. ............................................. 91,660
2,000 Axonics Inc.† ........................................... 136,960
3,250 Catalent Inc.† ........................................... 192,855
5,000 Cerevel Therapeutics Holdings Inc.† ......... 224,800
14,000 Cyteir Therapeutics Inc., Escrow†(a) ......... 0
3,250 Morphic Holding Inc.† .............................. 184,145
3,250 R1 RCM Inc.† .......................................... 41,860
15,000 Sharecare Inc.† ........................................ 20,550
5,250 Silk Road Medical Inc.† ............................ 141,803
1,250 SurModics Inc.† ....................................... 51,750
1,312,555
Hotels and Gaming  — 2.8%
1,750 Atlanta Braves Holdings Inc., Cl. C† .......... 76,003
1,000 Bally's Corp.† ........................................... 17,230
3,000 Everi Holdings Inc.† ................................. 38,610
6,500 GAN Ltd.† ................................................ 10,302
4,000 PlayAGS Inc.† .......................................... 45,800
187,945
Machinery  — 0.1%
2,500 Intevac Inc.† ............................................ 9,650
Metal and Mining  — 0.4%
500 Teck Resources Ltd., Cl. B ........................ 24,505
Real Estate  — 2.2%
10,000 Copper Property CTL Pass Through Trust .. 97,600
8,000 Seritage Growth Properties, Cl. A† ............ 40,800

Comstock Capital Value Fund
Schedule of Investments (Continued) — July 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
750 Star Holdings† ......................................... $ 10,088
148,488
Retail  — 2.9%
9,000 Albertsons Companies Inc., Cl. A .............. 178,470
1,000 Macy's Inc. .............................................. 17,280
195,750
Telecommunications  — 5.0%
6,000 Consolidated Communications Holdings
Inc.† ..................................................... 27,600
15,000 Infinera Corp.† ......................................... 89,100
4,500 Juniper Networks Inc. ............................... 169,605
1,000 Liberty Global Ltd., Cl. A† ......................... 19,490
1,250 Millicom International Cellular SA† ........... 30,962
336,757
TOTAL COMMON STOCKS .................. 5,347,183
CLOSED-END FUNDS  — 1.1%
28,200 Altaba Inc., Escrow† ................................. 70,500
RIGHTS  — 0.3%
Business Services  — 0.0%
2,000 Resolute Forest Products Inc., CVR† ......... 4,000
Financial Services  — 0.0%
375 Pershing Square Tontine Holdings Ltd.,
expire 09/29/33† ................................... 113
Health Care  — 0.3%
500 ABIOMED Inc., CVR† ................................ 875
Shares
Market
Value
6,000 Akouos Inc., CVR† ................................... $ 3,000
1,000 Albireo Pharma Inc., CVR† ....................... 2,250
3,000 Chinook Therapeutics Inc., CVR† .............. 1,200
1,050 CinCor Pharma Inc., CVR† ........................ 3,150
10,000 Concert Pharmaceuticals Inc., CVR† ......... 3,000
5,000 Epizyme Inc., CVR† .................................. 100
2,250 Fusion Pharmaceuticals Inc., CVR† ........... 1,125
7,500 Gracell Biotechnologies Inc., CVR† ........... 300
6,500 Icosavax Inc., CVR† ................................. 1,950
1,750 Mirati Therapeutics Inc., CVR† .................. 875
500 Opiant Pharmaceuticals Inc., CVR† ........... 250
6,500 Paratek Pharmaceuticals Inc., CVR† .......... 130
18,205
TOTAL RIGHTS ............................... 22,318
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 19.1%
$ 1,295,000 U.S. Treasury Bills,
5.211% to 5.312%††,
08/01/24 to 10/24/24 ............................ 1,287,477
TOTAL INVESTMENTS — 100.0%
(Cost $6,790,271) ................................. $ 6,727,478
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
CVR Contingent Value Right
REIT Real Estate Investment Trust